Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₩ 2,194,871		₩ 2,861,137
Acquisition		116,712		73,422
Disposal		(5,763)		(21,910)
Transfer		209,961	[1]	208,592	[2]
Amortization		(803,229)		(843,378)
Impairment		(1,934)	[3]	(82,743)	[4]
Changes in consolidation scope				(249)
Other changes	[5]	2
Ending balance		1,710,620		2,194,871
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,135,546	[6]	1,606,606
Amortization		(471,060)		(471,060)
Ending balance	[6]	664,486		1,135,546
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		309		587
Acquisition		96		69
Disposal				(5)
Amortization		(156)		(342)
Ending balance		249		309
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		20,173		46,154
Acquisition		3,976		6,578
Disposal				(241)
Transfer	[2]			(1)
Amortization		(4,579)		(4,962)
Impairment	[4]			(27,340)
Changes in consolidation scope				(15)
Ending balance		19,570		20,173
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		27		49
Amortization		(19)		(22)
Ending balance		8		27
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		13,314		14,313
Acquisition		848		1,477
Disposal		(2)		(3)
Transfer		381	[1]	618	[2]
Amortization		(2,821)		(3,091)
Ending balance		11,720		13,314
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		246,119		273,150
Amortization		(27,025)		(27,031)
Ending balance		219,094		246,119
Club memberships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		78,618	[7]	97,186
Acquisition		6,580		3,700
Disposal		(3,900)		(20,065)
Transfer		(2,542)	[1]	(1,727)	[2]
Impairment		(1,295)	[3]	(476)	[4]
Ending balance	[7]	77,461		78,618
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		700,765	[8]	823,092
Acquisition		105,212		61,598
Disposal		(1,861)		(1,596)
Transfer		212,122	[1]	209,702	[2]
Amortization		(297,569)		(336,870)
Impairment		(639)	[3]	(54,927)	[4]
Changes in consolidation scope				(234)
Other changes	[5]	2
Ending balance	[8]	₩ 718,032		₩ 700,765

[1]	The Group decided to dispose of the shares of SK stoa Co., Ltd. and Media S Co., Ltd., the consolidated subsidiaries, and reclassified the intangible assets amounting to ₩17,795 million of SK stoa Co., Ltd. and Media S Co., Ltd., as assets held for sale. (See note 39)
[2]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the intangible assets amounting to ₩5,655 million of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets held for sale. (See note 39)
[3]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩1,934 million as impairment loss for the year ended December 31, 2025.
[4]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩82,743 million as impairment loss for the year ended December 31, 2024.
[5]	Other changes consist of increases in assets arising from business combinations under common control. (See note 40)
[6]	The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for ₩227,200 million, ₩547,800 million and ₩411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.
[7]	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.
[8]	Other intangible assets primarily consist of computer software and others.